Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Net loss	$ 217,203	$ 13,470
Unrecognized tax benefits income penalties expense	$ 0	$ 0	$ 0
Shares issued (in Shares)		1,623,920
Estimated useful life		5 years